Leases - Schedule of Future Minimum Payments under Non-cancellable Operating Leases for Office Rental (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Leases [Abstract]
2022	¥ 13,022
2023	11,481
2024	5,182
Total	¥ 29,685